(GRAPHIC APPEARS HERE)

                               (Flag Investors Logo)

                                  Total Return
                               U.S. Treasury Fund
                                     Shares

                                 Annual Report
                                October 31, 1999

LETTER TO SHAREHOLDERS

Dear Shareholders:

          During a year of rising interest rates, the Fund recorded a total return of -3.82%. Since its inception on August 10, 1988, the Fund has posted a cumulative total return of 134.22%, which translates into an average annual total return of 7.9%. These figures assume the reinvestment of dividends and capital gain distributions, but exclude the impact of any sales charge. Please review Additional Performance Information on page 7.

Review of Rates and Portfolio Management

          Over the last six years, long Treasury interest rates have been volatile, but have only marginally changed on a net basis. During last year, interest rates moved up appreciably. Please see chart below.


                30-YEAR MUNICIPAL AAA GENERAL OBLIGATIONS YIELDS

                             (GRAPHIC APPEARS HERE)


                         Date                       Yield

                       10/30/98                      4.8
                        11/6/98                     4.88
                       11/13/98                     4.87
                       11/20/98                     4.84
                       11/27/98                     4.84
                        12/4/98                     4.82
                       12/11/98                      4.8
                       12/18/98                     4.82
                       12/25/98                     4.88
                         1/1/99                     4.86
                         1/8/99                     4.92
                        1/15/99                     4.89
                        1/22/99                     4.84
                        1/29/99                     4.81
                         2/5/99                     4.86
                        2/12/99                     4.87
                        2/19/99                     4.88
                        2/26/99                     4.94
                         3/5/99                     4.99
                        3/12/99                     4.97
                        3/19/99                     4.94
                        3/26/99                     4.97
                         4/2/99                     4.99
                         4/9/99                     4.96
                        4/16/99                     4.96
                        4/23/99                     4.98
                        4/30/99                     4.97
                         5/7/99                     5.02
                        5/14/99                     5.07
                        5/21/99                     5.06
                        5/28/99                     5.08
                         6/4/99                     5.11
                        6/11/99                      5.2
                        6/18/99                      5.2
                        6/25/99                     5.28
                         7/2/99                     5.27
                         7/9/99                     5.27
                        7/16/99                      5.2
                        7/23/99                     5.22
                        7/30/99                     5.28
                         8/6/99                      5.4
                        8/13/99                     5.49
                        8/20/99                     5.59
                        8/27/99                     5.51
                         9/3/99                     5.51
                        9/10/99                     5.54
                        9/17/99                     5.58
                        9/24/99                     5.59
                        10/1/99                     5.67
                        10/8/99                     5.71
                       10/15/99                     5.79
                       10/22/99                     5.84
                       10/29/99                     5.86


          In this volatile environment, the Fund's maturity has been managed as we seek to enhance its total return. Over the last year, a higher level of reserves than normal has moderated the negative impact of rising rates. Over the full cycle, active management has helped the Fund outperform static maturity Treasury portfolios as measured by Lehman Brothers. Please see table below for details.



Total Return Comparison


                                                10/98-10/99       10/93-10/99

   Total Return U.S. Treasury Fund(1)              -3.82%             7.58%
   5 year Treasury Index(2)                        -2.36%             5.91%
   10 year Treasury Index(2)                       -6.42%             5.64%
   30 year Treasury Index(2)                      -11.38%             4.96%


(1) Past performance is not an indicator of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividends and capital gains distribution but exclude the impact of any sales charge.
(2) Source: Lehman Brothers

LETTER TO SHAREHOLDERS (CONCLUDED)


Value of Treasuries

           The budget surplus for this and last fiscal year has reduced the outstanding volume of Treasuries. Going forward, ISI expects a growing budget surplus which will further reduce Treasury issuance. It may also mean the Treasury enters the secondary market to buy back some of its older issues that do not come due for a number of years. In addition to this favorable supply picture for Treasuries, credit quality spreads are modestly narrower than those of last October, giving Treasuries good relative value along with a growing scarcity. Please see the table below.

    Yield Spread vs. 10-Year Treasury Bonds*

    10-Year Maturity                10/31/98          10/31/99

    AAA Corporate Industrial        +70 BP             +68 BP
    A Corporate Industrial         +123 BP            +115 BP

    *Source: Bloomberg, Inc.

          ISI expects bond interest rates to decline after the early seasonal burst of economic activity. Please see ISI's economic outlook that follows this letter for more details.

          We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,


/s/ R. Alan Medaugh


R. ALAN MEDAUGH
President

November 19, 1999

ECONOMIC OUTLOOK FOR 2000


Overview

          The strong economic performance in the U.S. and a tight labor market caused the Federal Reserve to raise rates at its November Open Market Committee Meeting. A surging stock market which added $1 trillion to the U.S. stock market's value in the three weeks preceding the meeting probably also played a role in the decision. The Federal Reserve is unlikely to raise rates at its late December meeting because of Y2K concerns. The U.S. economy appears to be slowing but much of the quarter's performance depends on Christmas. To gauge the market's direction, we are watching five fundamental indicators:

          1)  Money Growth

          2)  Unemployment Claims

          3)  Stock Prices

          4)  ISI Company Surveys

          5)  Commodity Prices

          Conveniently, the first letter of each of the above spell out MUSIC.

          The global economies are growing briskly in large part due to expanding world trade. In reaction to stronger growth the Central banks around the world are reversing their year ago financial crisis driven easings. In November, 1999 we counted 20 Central Bank interest rate increases contrasted to 18 easings October, 1998. We expect the Federal Reserve to raise short term rates again during the first quarter of 2000. The tightening will counter the seasonal strength in the U.S. economy. During this quarter and next we expect long term rates to stay at these high levels as the market assesses the impact of world wide central bank tightening action. Please see the forecast table below.


ISI Economic Forecast

                            99:1Q    99:2Q    99:3Q    99:4Q*   00:1Q*   00:2Q*
Nominal GDP                  5.7%     3.3%     5.8%     4.5%     5.5%     4.5%
GDP Deflator**               1.9%     1.4%     0.9%     1.5%     1.5%     1.5%
Real GDP                     3.7%     1.9%     4.8%     3.0%     4.0%     3.0%
30 Year Bond Yields***       5.6%     6.0%     6.1%     6.2%     6.2%     5.8%
Fed Funds Rate***            4.7%     5.0%     5.3%     5.5%     5.7%     5.7%

  *Estimated.
 **A more accurate cost of living barometer than the CPI.
***End of Quarter.

ECONOMIC OUTLOOK FOR 2000


The U.S. Economy

          Over the past six weeks, our company surveys of front-end activity have posted another downleg. For example, our retailers survey, which rolled over in July, now has weekly readings below 40 for the past six weeks (very soft). Another front-end indicator, our auto dealers survey, which peaked in September, declined in October and declined further in the first half of November. In contrast, back-end (mfg) activity has continued to firm. As the chart below indicates, on balance so far the economy overall hasn't slowed enough to take pressure off labor markets, but overall it is slowing.

                        ISI CO. SURVEYS OVERALL AVERAGE

                             (GRAPHIC APPEARS HERE)

                        [GROWTH IS SLOWING-hand written]

                         7-Nov-97                49.68
                        14-Nov-97                49.58
                        21-Nov-97                49.64
                        28-Nov-97                48.61
                         5-Dec-97                48.16
                        12-Dec-97                47.27
                        19-Dec-97                45.76
                        26-Dec-97                45.48
                         2-Jan-98                45.11
                         9-Jan-98                46.04
                        16-Jan-98                47.60
                        23-Jan-98                48.25
                        30-Jan-98                49.34
                         6-Feb-98                50.47
                        13-Feb-98                50.83
                        20-Feb-98                51.65
                        27-Feb-98                52.39
                         6-Mar-98                52.91
                        13-Mar-98                52.82
                        20-Mar-98                52.89
                        27-Mar-98                52.83
                         3-Apr-98                53.01
                        10-Apr-98                53.99
                        17-Apr-98                54.76
                        24-Apr-98                55.72
                         1-May-98                55.39
                         8-May-98                55.77
                        15-May-98                55.51
                        22-May-98                55.50
                        29-May-98                55.76
                         5-Jun-98                55.61
                        12-Jun-98                55.14
                        19-Jun-98                53.79
                        26-Jun-98                52.58
                         3-Jul-98                51.87
                        10-Jul-98                51.17
                        17-Jul-98                51.08
                        24-Jul-98                50.94
                        31-Jul-98                50.30
                         7-Aug-98                51.35
                        14-Aug-98                50.99
                        21-Aug-98                50.60
                        28-Aug-98                50.41
                         4-Sep-98                49.79
                        11-Sep-98                50.69
                        18-Sep-98                50.98
                        25-Sep-98                50.73
                         2-Oct-98                49.63
                         9-Oct-98                49.46
                        16-Oct-98                49.69
                        23-Oct-98                48.91
                        30-Oct-98                48.70
                         6-Nov-98                47.20
                        13-Nov-98                46.27
                        20-Nov-98                46.61
                        27-Nov-98                46.76
                         4-Dec-98                47.11
                        11-Dec-98                47.33
                        18-Dec-98                47.25
                        25-Dec-98                47.29
                         1-Jan-99                47.92
                         8-Jan-99                48.91
                        15-Jan-99                50.07
                        22-Jan-99                50.85
                        29-Jan-99                51.41
                         5-Feb-99                51.97
                        12-Feb-99                51.98
                        19-Feb-99                52.65
                        26-Feb-99                52.58
                         5-Mar-99                51.87
                        12-Mar-99                52.09
                        19-Mar-99                52.28
                        26-Mar-99                52.90
                         2-Apr-99                53.80
                         9-Apr-99                54.46
                        16-Apr-99                54.21
                        23-Apr-99                53.78
                        30-Apr-99                53.97
                         7-May-99                54.15
                        14-May-99                54.74
                        21-May-99                55.00
                        28-May-99                55.05
                         4-Jun-99                54.98
                        11-Jun-99                54.98
                        18-Jun-99                55.19
                        25-Jun-99                54.18
                         2-Jul-99                53.51
                         9-Jul-99                53.18
                        16-Jul-99                52.38
                        23-Jul-99                52.13
                        30-Jul-99                52.52
                         6-Aug-99                52.52
                        13-Aug-99                52.30
                        20-Aug-99                52.44
                        27-Aug-99                51.33
                         3-Sep-99                50.52
                        10-Sep-99                50.78
                        17-Sep-99                50.84
                        24-Sep-99                51.61
                         1-Oct-99                51.81
                         8-Oct-99                51.58
                        15-Oct-99                50.79
                        22-Oct-99                50.03
                        29-Oct-99                49.17
                         5-Nov-99                48.23
                        12-Nov-99                48.06


          The U.S. economy has performed well at the start of the last four years due to tax refunds, increased bonus payments and home mortgage refinancing. Good wage gains, larger tax refunds and corporate earnings bonus payments will likely power another first quarter spurt. In anticipation of that, lumber prices have reaccelerated. The extent of the seasonal strength will influence the Federal Reserve and the bond market early next year. ISI's Company Surveys are likely to be a good early indicator of the extent of this strength.

The Global Economy

          Outside the U.S., the recovery since the height of the financial crisis last Fall has been dramatic. Recently, the growth surge has decelerated but growth remains at a high rate. Please see South Korea Real Gross Domestic Product (GDP) below for reference.



              SOUTH KOREA REAL GDP Q/Q % A.R. 99: 3RD QUARTER 9.6%


                             (GRAPHIC APPEARS HERE)


                                           Q/Q % A.R.
                    3/31/94                   8.1
                    6/30/94                   6
                    9/30/94                   7.6
                    12/31/94                 14.6
                    3/31/95                  10.1
                    6/30/95                   6.9
                    9/30/95                   7
                    12/31/95                  3.8
                    3/31/96                  11.1
                    6/30/96                   5.7
                    9/30/96                   4.7
                    12/31/96                  5.4
                    3/31/97                   4.3
                    6/30/97                  10.7
                    9/30/97                   0.8
                    12/31/97                 -1
                    3/31/98                 -21.4
                    6/30/98                  -5.7
                    9/30/98                   1
                    12/31/98                  7.3
                    3/31/99                  16.7
                    6/30/99                  15.4
                    9/30/99                   9.6



          The developed world has also experienced a growth recovery since last Fall as can be seen by the OECD (Organization of Economically Developed Countries) leading indicator.


              OECD LEADING INDICATOR 3 MONTH % A.R. SEPTEMBER 5.6%

                             (GRAPHIC APPEARS HERE)


                                               3 Mo.% A.R.
                        Jan-93                     4.93
                        Feb-93                     4.04
                        Mar-93                     2.88
                        Apr-93                     1.61
                        May-93                     1.83
                        Jun-93                     1.18
                        Jul-93                     2.02
                        Aug-93                     2.89
                        Sep-93                     5.89
                        Oct-93                     7.12
                        Nov-93                     8.67
                        Dec-93                     9.29
                        Jan-94                    10.34
                        Feb-94                     9.88
                        Mar-94                     7.88
                        Apr-94                     5.62
                        May-94                     3.35
                        Jun-94                     3.09
                        Jul-94                     4.09
                        Aug-94                     5.43
                        Sep-94                     6.20
                        Oct-94                     5.61
                        Nov-94                     5.20
                        Dec-94                     3.52
                        Jan-95                     1.80
                        Feb-95                    -1.73
                        Mar-95                    -3.89
                        Apr-95                    -4.46
                        May-95                    -2.09
                        Jun-95                     1.04
                        Jul-95                     3.42
                        Aug-95                     3.88
                        Sep-95                     2.81
                        Oct-95                     1.10
                        Nov-95                     1.52
                        Dec-95                     2.13
                        Jan-96                     2.96
                        Feb-96                     1.99
                        Mar-96                     2.05
                        Apr-96                     2.19
                        May-96                     3.86
                        Jun-96                     3.87
                        Jul-96                     4.16
                        Aug-96                     4.24
                        Sep-96                     4.90
                        Oct-96                     5.05
                        Nov-96                     4.36
                        Dec-96                     4.45
                        Jan-97                     5.29
                        Feb-97                     6.98
                        Mar-97                     6.29
                        Apr-97                     4.01
                        May-97                     3.42
                        Jun-97                     4.95
                        Jul-97                     7.11
                        Aug-97                     7.16
                        Sep-97                     6.12
                        Oct-97                     4.53
                        Nov-97                     1.69
                        Dec-97                    -0.45
                        Jan-98                    -0.55
                        Feb-98                     0.43
                        Mar-98                     2.57
                        Apr-98                     1.69
                        May-98                     0.69
                        Jun-98                    -1.07
                        Jul-98                    -0.80
                        Aug-98                    -1.57
                        Sep-98                    -3.58
                        Oct-98                    -3.51
                        Nov-98                    -0.96
                        Dec-98                     4.40
                        Jan-99                     7.17
                        Feb-99                     7.53
                        Mar-99                     5.02
                        Apr-99                     3.94
                        May-99                     3.01
                        Jun-99                     5.08
                        Jul-99                     6.05
                        Aug-99                     7.61
                        Sep-99                     5.61

ECONOMIC OUTLOOK FOR 2000 (CONCLUDED)

          This recent deceleration seen on the last two charts may be extended but because of the strength in the world stock markets the level of growth is apt to remain fairly high.

                       DJ WORLD STOCKS NOVEMBER 12 231.5

                             (GRAPHIC APPEARS HERE)

                [UPSIDE BREAKOUT FOR WORLD STOCKS-hand written]

                                                 DJ WORLD
                                                  STOCKS

                         1-Jan-97                 147.57
                         2-Jan-97                 146.37
                         3-Jan-97                 147.19
                         6-Jan-97                 147.92
                         7-Jan-97                 147.98
                         8-Jan-97                 147.24
                         9-Jan-97                 147.01
                        10-Jan-97                 146.22
                        13-Jan-97                 147.39
                        14-Jan-97                  148.4
                        15-Jan-97                 148.77
                        16-Jan-97                 149.31
                        17-Jan-97                 149.43
                        20-Jan-97                 148.68
                        21-Jan-97                 148.71
                        22-Jan-97                 149.35
                        23-Jan-97                 148.71
                        24-Jan-97                 147.36
                        27-Jan-97                 145.82
                        28-Jan-97                 146.13
                        29-Jan-97                 146.59
                        30-Jan-97                 147.63
                        31-Jan-97                 148.67
                         3-Feb-97                 148.71
                         4-Feb-97                 148.85
                         5-Feb-97                 147.99
                         6-Feb-97                 147.84
                         7-Feb-97                 148.87
                        10-Feb-97                 149.12
                        11-Feb-97                 149.02
                        12-Feb-97                 150.34
                        13-Feb-97                 151.64
                        14-Feb-97                 151.48
                        17-Feb-97                 151.31
                        18-Feb-97                 151.82
                        19-Feb-97                 151.41
                        20-Feb-97                  151.6
                        21-Feb-97                 151.47
                        24-Feb-97                 152.63
                        25-Feb-97                 153.41
                        26-Feb-97                 152.05
                        27-Feb-97                 151.38
                        28-Feb-97                 150.22
                         3-Mar-97                 150.01
                         4-Mar-97                 149.98
                         5-Mar-97                 150.95
                         6-Mar-97                 150.85
                         7-Mar-97                 151.35
                        10-Mar-97                 152.63
                        11-Mar-97                 152.69
                        12-Mar-97                 151.59
                        13-Mar-97                 149.23
                        14-Mar-97                 149.81
                        17-Mar-97                 149.43
                        18-Mar-97                 149.31
                        19-Mar-97                 148.95
                        20-Mar-97                  147.6
                        21-Mar-97                 148.56
                        24-Mar-97                 148.74
                        25-Mar-97                 149.29
                        26-Mar-97                 149.93
                        27-Mar-97                 148.65
                        28-Mar-97                 148.31
                        31-Mar-97                 146.71
                         1-Apr-97                 146.15
                         2-Apr-97                 144.97
                         3-Apr-97                 144.88
                         4-Apr-97                 144.97
                         7-Apr-97                 145.17
                         8-Apr-97                 145.62
                         9-Apr-97                 144.86
                        10-Apr-97                  144.5
                        11-Apr-97                 142.65
                        14-Apr-97                 142.28
                        15-Apr-97                 144.17
                        16-Apr-97                 145.31
                        17-Apr-97                 145.57
                        18-Apr-97                 146.36
                        21-Apr-97                 146.53
                        22-Apr-97                 147.32
                        23-Apr-97                 147.98
                        24-Apr-97                 147.78
                        25-Apr-97                 146.49
                        28-Apr-97                 146.88
                        29-Apr-97                 149.34
                        30-Apr-97                  150.7
                         1-May-97                 151.04
                         2-May-97                 152.76
                         5-May-97                 154.64
                         6-May-97                 155.93
                         7-May-97                 154.71
                         8-May-97                 155.63
                         9-May-97                 157.12
                        12-May-97                 158.73
                        13-May-97                 159.13
                        14-May-97                 160.02
                        15-May-97                 160.45
                        16-May-97                 159.84
                        19-May-97                 159.92
                        20-May-97                 161.41
                        21-May-97                 160.77
                        22-May-97                 159.68
                        23-May-97                 161.42
                        26-May-97                 161.55
                        27-May-97                 161.17
                        28-May-97                 161.33
                        29-May-97                 160.82
                        30-May-97                 160.26
                         2-Jun-97                  160.5
                         3-Jun-97                 160.81
                         4-Jun-97                 160.54
                         5-Jun-97                 161.14
                         6-Jun-97                 162.98
                         9-Jun-97                 163.92
                        10-Jun-97                 164.42
                        11-Jun-97                 164.99
                        12-Jun-97                 165.95
                        13-Jun-97                 167.11
                        16-Jun-97                 167.89
                        17-Jun-97                  167.5
                        18-Jun-97                 166.76
                        19-Jun-97                 167.88
                        20-Jun-97                    168
                        23-Jun-97                 166.69
                        24-Jun-97                 168.04
                        25-Jun-97                 168.77
                        26-Jun-97                 168.68
                        27-Jun-97                 167.98
                        30-Jun-97                 167.53
                         1-Jul-97                 168.18
                         2-Jul-97                 169.82
                         3-Jul-97                 171.88
                         4-Jul-97                 171.44
                         7-Jul-97                 171.45
                         8-Jul-97                 171.68
                         9-Jul-97                 170.93
                        10-Jul-97                 171.28
                        11-Jul-97                 171.42
                        14-Jul-97                 172.36
                        15-Jul-97                 172.31
                        16-Jul-97                  174.5
                        17-Jul-97                 174.15
                        18-Jul-97                 172.01
                        21-Jul-97                 170.87
                        22-Jul-97                 173.18
                        23-Jul-97                 174.17
                        24-Jul-97                 174.05
                        25-Jul-97                 173.77
                        28-Jul-97                 173.36
                        29-Jul-97                 173.55
                        30-Jul-97                 174.87
                        31-Jul-97                 175.17
                         1-Aug-97                  173.4
                         4-Aug-97                 172.84
                         5-Aug-97                 172.54
                         6-Aug-97                 174.26
                         7-Aug-97                 173.87
                         8-Aug-97                  173.1
                        11-Aug-97                 171.45
                        12-Aug-97                 170.86
                        13-Aug-97                 170.28
                        14-Aug-97                 170.05
                        15-Aug-97                 167.94
                        18-Aug-97                 167.67
                        19-Aug-97                  169.2
                        20-Aug-97                 171.18
                        21-Aug-97                 170.21
                        22-Aug-97                 168.44
                        25-Aug-97                 168.11
                        26-Aug-97                 167.61
                        27-Aug-97                 167.06
                        28-Aug-97                 166.38
                        29-Aug-97                 164.56
                         1-Sep-97                 164.15
                         2-Sep-97                  167.1
                         3-Sep-97                 168.67
                         4-Sep-97                 168.64
                         5-Sep-97                 169.41
                         8-Sep-97                 169.54
                         9-Sep-97                 170.24
                        10-Sep-97                 168.42
                        11-Sep-97                 166.78
                        12-Sep-97                 167.18
                        15-Sep-97                 167.65
                        16-Sep-97                 169.84
                        17-Sep-97                 169.93
                        18-Sep-97                 170.62
                        19-Sep-97                 171.06
                        22-Sep-97                 172.06
                        23-Sep-97                 171.64
                        24-Sep-97                 172.43
                        25-Sep-97                 171.92
                        26-Sep-97                 172.39
                        29-Sep-97                 173.06
                        30-Sep-97                 173.18
                         1-Oct-97                 173.94
                         2-Oct-97                 173.98
                         3-Oct-97                 175.17
                         6-Oct-97                 175.82
                         7-Oct-97                 176.46
                         8-Oct-97                 175.99
                         9-Oct-97                 174.51
                        10-Oct-97                 174.18
                        13-Oct-97                 174.31
                        14-Oct-97                 174.42
                        15-Oct-97                 173.86
                        16-Oct-97                 173.49
                        17-Oct-97                 171.16
                        20-Oct-97                 171.44
                        21-Oct-97                 173.04
                        22-Oct-97                 172.68
                        23-Oct-97                  168.6
                        24-Oct-97                 167.74
                        27-Oct-97                    160
                        28-Oct-97                 160.86
                        29-Oct-97                 164.22
                        30-Oct-97                 161.64
                        31-Oct-97                  162.9
                         3-Nov-97                 166.16
                         4-Nov-97                  166.4
                         5-Nov-97                 166.66
                         6-Nov-97                 165.69
                         7-Nov-97                 162.64
                        10-Nov-97                 162.09
                        11-Nov-97                 162.22
                        12-Nov-97                 159.02
                        13-Nov-97                    160
                        14-Nov-97                 160.71
                        17-Nov-97                 164.78
                        18-Nov-97                 164.41
                        19-Nov-97                 163.42
                        20-Nov-97                 165.57
                        21-Nov-97                 167.36
                        24-Nov-97                 165.04
                        25-Nov-97                 163.61
                        26-Nov-97                 164.01
                        27-Nov-97                 164.69
                        28-Nov-97                 165.18
                         1-Dec-97                  167.8
                         2-Dec-97                 167.83
                         3-Dec-97                 168.07
                         4-Dec-97                 167.82
                         5-Dec-97                  168.9
                         8-Dec-97                  168.9
                         9-Dec-97                 168.61
                        10-Dec-97                 167.38
                        11-Dec-97                 164.72
                        12-Dec-97                 163.91
                        15-Dec-97                 164.48
                        16-Dec-97                 165.69
                        17-Dec-97                 167.24
                        18-Dec-97                  165.9
                        19-Dec-97                 163.08
                        22-Dec-97                 162.72
                        23-Dec-97                 161.97
                        24-Dec-97                 161.46
                        25-Dec-97                 161.46
                        26-Dec-97                 161.92
                        29-Dec-97                 164.33
                        30-Dec-97                 166.76
                        31-Dec-97                 166.63
                         1-Jan-98                 166.63
                         2-Jan-98                 166.98
                         5-Jan-98                 166.96
                         6-Jan-98                 165.06
                         7-Jan-98                 164.97
                         8-Jan-98                 163.44
                         9-Jan-98                 159.73
                        12-Jan-98                 158.51
                        13-Jan-98                 160.95
                        14-Jan-98                  162.5
                        15-Jan-98                 161.94
                        16-Jan-98                 164.63
                        19-Jan-98                 165.93
                        20-Jan-98                 167.57
                        21-Jan-98                 167.38
                        22-Jan-98                 166.31
                        23-Jan-98                 166.78
                        26-Jan-98                 167.07
                        27-Jan-98                 169.01
                        28-Jan-98                 169.95
                        29-Jan-98                 170.47
                        30-Jan-98                    170
                         2-Feb-98                  173.6
                         3-Feb-98                 174.78
                         4-Feb-98                 175.19
                         5-Feb-98                 175.59
                         6-Feb-98                 176.13
                         9-Feb-98                 176.11
                        10-Feb-98                 177.43
                        11-Feb-98                 177.63
                        12-Feb-98                 177.29
                        13-Feb-98                 176.36
                        16-Feb-98                 176.21
                        17-Feb-98                 176.95
                        18-Feb-98                 177.98
                        19-Feb-98                 177.76
                        20-Feb-98                 177.89
                        23-Feb-98                 178.72
                        24-Feb-98                 177.64
                        25-Feb-98                  179.3
                        26-Feb-98                 180.78
                        27-Feb-98                 181.64
                         2-Mar-98                 182.87
                         3-Mar-98                 182.93
                         4-Mar-98                 181.55
                         5-Mar-98                    179
                         6-Mar-98                  182.1
                         9-Mar-98                 182.15
                        10-Mar-98                 183.54
                        11-Mar-98                 183.79
                        12-Mar-98                 183.79
                        13-Mar-98                 185.23
                        16-Mar-98                 185.87
                        17-Mar-98                  186.7
                        18-Mar-98                 186.37
                        19-Mar-98                 186.95
                        20-Mar-98                 188.36
                        23-Mar-98                 188.53
                        24-Mar-98                 189.63
                        25-Mar-98                 190.05
                        26-Mar-98                  190.1
                        27-Mar-98                 189.53
                        30-Mar-98                 187.99
                        31-Mar-98                 188.95
                         1-Apr-98                 189.39
                         2-Apr-98                 190.04
                         3-Apr-98                 190.33
                         6-Apr-98                 191.56
                         7-Apr-98                 190.44
                         8-Apr-98                 190.77
                         9-Apr-98                 191.67
                        10-Apr-98                 192.17
                        13-Apr-98                 191.86
                        14-Apr-98                 193.47
                        15-Apr-98                  193.8
                        16-Apr-98                 191.45
                        17-Apr-98                 192.26
                        20-Apr-98                 192.85
                        21-Apr-98                 193.41
                        22-Apr-98                 193.33
                        23-Apr-98                 191.68
                        24-Apr-98                 190.23
                        27-Apr-98                 185.82
                        28-Apr-98                 186.52
                        29-Apr-98                 187.12
                        30-Apr-98                 190.29
                         1-May-98                 191.67
                         4-May-98                 192.71
                         5-May-98                 191.81
                         6-May-98                 190.28
                         7-May-98                 188.28
                         8-May-98                 189.75
                        11-May-98                 190.51
                        12-May-98                  190.5
                        13-May-98                 190.58
                        14-May-98                 190.37
                        15-May-98                 189.24
                        18-May-98                 187.72
                        19-May-98                 188.98
                        20-May-98                 190.72
                        21-May-98                 193.53
                        22-May-98                 193.07
                        25-May-98                  193.2
                        26-May-98                 191.61
                        27-May-98                 189.37
                        28-May-98                 189.78
                        29-May-98                 189.26
                         1-Jun-98                 188.36
                         2-Jun-98                 189.28
                         3-Jun-98                 188.92
                         4-Jun-98                 189.63
                         5-Jun-98                 191.55
                         8-Jun-98                 191.99
                         9-Jun-98                  192.2
                        10-Jun-98                  190.3
                        11-Jun-98                 186.95
                        12-Jun-98                 186.06
                        15-Jun-98                 182.42
                        16-Jun-98                 184.21
                        17-Jun-98                 188.69
                        18-Jun-98                 188.72
                        19-Jun-98                 188.07
                        22-Jun-98                 187.44
                        23-Jun-98                 188.95
                        24-Jun-98                 190.35
                        25-Jun-98                 190.89
                        26-Jun-98                 190.83
                        29-Jun-98                 192.04
                        30-Jun-98                 192.34
                         1-Jul-98                    195
                         2-Jul-98                 194.77
                         3-Jul-98                 194.77
                         6-Jul-98                  196.2
                         7-Jul-98                 196.62
                         8-Jul-98                 197.88
                         9-Jul-98                 196.29
                        10-Jul-98                 196.18
                        13-Jul-98                 197.28
                        14-Jul-98                 199.35
                        15-Jul-98                 199.78
                        16-Jul-98                 201.11
                        17-Jul-98                 202.28
                        20-Jul-98                 202.37
                        21-Jul-98                 199.86
                        22-Jul-98                 197.94
                        23-Jul-98                 195.35
                        24-Jul-98                 195.17
                        27-Jul-98                 193.89
                        28-Jul-98                 192.81
                        29-Jul-98                 191.86
                        30-Jul-98                 193.93
                        31-Jul-98                 191.48
                         3-Aug-98                 189.21
                         4-Aug-98                 185.55
                         5-Aug-98                 184.99
                         6-Aug-98                 184.73
                         7-Aug-98                 185.09
                        10-Aug-98                 183.05
                        11-Aug-98                 179.07
                        12-Aug-98                 181.36
                        13-Aug-98                 180.06
                        14-Aug-98                 179.15
                        17-Aug-98                 180.55
                        18-Aug-98                 184.15
                        19-Aug-98                  184.7
                        20-Aug-98                 183.54
                        21-Aug-98                 179.95
                        24-Aug-98                 180.38
                        25-Aug-98                 181.82
                        26-Aug-98                 178.91
                        27-Aug-98                 172.75
                        28-Aug-98                    171
                        31-Aug-98                 164.75
                         1-Sep-98                  167.6
                         2-Sep-98                 168.75
                         3-Sep-98                 167.49
                         4-Sep-98                 167.14
                         7-Sep-98                 169.57
                         8-Sep-98                 174.57
                         9-Sep-98                 171.68
                        10-Sep-98                 167.88
                        11-Sep-98                 169.61
                        14-Sep-98                 173.21
                        15-Sep-98                 173.68
                        16-Sep-98                 175.05
                        17-Sep-98                 170.23
                        18-Sep-98                 169.72
                        21-Sep-98                 167.54
                        22-Sep-98                 169.48
                        23-Sep-98                 174.36
                        24-Sep-98                 172.62
                        25-Sep-98                 171.27
                        28-Sep-98                 172.89
                        29-Sep-98                 172.86
                        30-Sep-98                 168.06
                         1-Oct-98                 162.65
                         2-Oct-98                 162.94
                         5-Oct-98                 160.37
                         6-Oct-98                 162.95
                         7-Oct-98                 163.87
                         8-Oct-98                 160.36
                         9-Oct-98                 163.52
                        12-Oct-98                 167.88
                        13-Oct-98                 167.56
                        14-Oct-98                 169.22
                        15-Oct-98                 174.44
                        16-Oct-98                 177.14
                        19-Oct-98                 177.58
                        20-Oct-98                 179.45
                        21-Oct-98                 179.27
                        22-Oct-98                 180.16
                        23-Oct-98                 179.26
                        26-Oct-98                 178.65
                        27-Oct-98                 179.83
                        28-Oct-98                 178.89
                        29-Oct-98                 181.16
                        30-Oct-98                 183.65
                         2-Nov-98                  186.9
                         3-Nov-98                 186.42
                         4-Nov-98                 188.98
                         5-Nov-98                 189.15
                         6-Nov-98                 189.26
                         9-Nov-98                 186.93
                        10-Nov-98                 185.92
                        11-Nov-98                 186.36
                        12-Nov-98                 185.16
                        13-Nov-98                 185.99
                        16-Nov-98                 188.95
                        17-Nov-98                 189.02
                        18-Nov-98                 189.36
                        19-Nov-98                 191.18
                        20-Nov-98                 193.61
                        23-Nov-98                 196.67
                        24-Nov-98                 196.24
                        25-Nov-98                 196.21
                        26-Nov-98                 197.47
                        27-Nov-98                 197.69
                        30-Nov-98                 193.81
                         1-Dec-98                 192.94
                         2-Dec-98                 193.05
                         3-Dec-98                 191.72
                         4-Dec-98                 193.68
                         7-Dec-98                 194.62
                         8-Dec-98                 194.82
                         9-Dec-98                 195.61
                        10-Dec-98                 194.27
                        11-Dec-98                 193.23
                        14-Dec-98                 190.47
                        15-Dec-98                 191.97
                        16-Dec-98                 192.37
                        17-Dec-98                 194.83
                        18-Dec-98                 195.91
                        21-Dec-98                 198.76
                        22-Dec-98                 198.39
                        23-Dec-98                 201.53
                        24-Dec-98                 200.85
                        25-Dec-98                 200.85
                        28-Dec-98                 201.69
                        29-Dec-98                  203.6
                        30-Dec-98                 202.23
                        31-Dec-98                 202.79
                         1-Jan-99                 202.79
                         4-Jan-99                 204.61
                         5-Jan-99                 206.31
                         6-Jan-99                 209.81
                         7-Jan-99                 209.96
                         8-Jan-99                  209.8
                        11-Jan-99                 208.08
                        12-Jan-99                 204.46
                        13-Jan-99                 201.43
                        14-Jan-99                 199.74
                        15-Jan-99                 203.01
                        18-Jan-99                 204.96
                        19-Jan-99                 205.37
                        20-Jan-99                 206.95
                        21-Jan-99                 204.27
                        22-Jan-99                 201.22
                        25-Jan-99                 201.98
                        26-Jan-99                 204.09
                        27-Jan-99                 203.14
                        28-Jan-99                 204.93
                        29-Jan-99                 206.68
                         1-Feb-99                 206.81
                         2-Feb-99                 206.09
                         3-Feb-99                 205.77
                         4-Feb-99                 203.99
                         5-Feb-99                  202.2
                         8-Feb-99                 202.19
                         9-Feb-99                 198.29
                        10-Feb-99                 198.39
                        11-Feb-99                 201.51
                        12-Feb-99                 200.56
                        15-Feb-99                 200.38
                        16-Feb-99                 200.93
                        17-Feb-99                 198.88
                        18-Feb-99                 200.01
                        19-Feb-99                 199.43
                        22-Feb-99                 203.05
                        23-Feb-99                 203.76
                        24-Feb-99                 202.72
                        25-Feb-99                 201.46
                        26-Feb-99                 200.54
                         1-Mar-99                  198.9
                         2-Mar-99                 197.82
                         3-Mar-99                 197.22
                         4-Mar-99                 198.99
                         5-Mar-99                 203.67
                         8-Mar-99                 204.73
                         9-Mar-99                  205.2
                        10-Mar-99                  206.9
                        11-Mar-99                 209.16
                        12-Mar-99                 208.65
                        15-Mar-99                 210.09
                        16-Mar-99                 211.77
                        17-Mar-99                 210.26
                        18-Mar-99                 210.95
                        19-Mar-99                 210.71
                        22-Mar-99                 209.88
                        23-Mar-99                 205.73
                        24-Mar-99                 204.97
                        25-Mar-99                 208.07
                        26-Mar-99                 206.76
                        29-Mar-99                 209.74
                        30-Mar-99                 208.84
                        31-Mar-99                 208.48
                         1-Apr-99                 209.71
                         2-Apr-99                 209.87
                         5-Apr-99                 211.79
                         6-Apr-99                 213.35
                         7-Apr-99                 214.18
                         8-Apr-99                 216.23
                         9-Apr-99                 217.01
                        12-Apr-99                 217.54
                        13-Apr-99                  217.8
                        14-Apr-99                 216.38
                        15-Apr-99                 215.16
                        16-Apr-99                 215.46
                        19-Apr-99                 213.54
                        20-Apr-99                 212.87
                        21-Apr-99                 215.16
                        22-Apr-99                 218.26
                        23-Apr-99                 218.34
                        26-Apr-99                 219.14
                        27-Apr-99                 220.75
                        28-Apr-99                 219.62
                        29-Apr-99                 218.39
                        30-Apr-99                  217.8
                         3-May-99                 219.57
                         4-May-99                 218.02
                         5-May-99                 218.94
                         6-May-99                 218.46
                         7-May-99                 218.64
                        10-May-99                 218.62
                        11-May-99                 219.32
                        12-May-99                 219.54
                        13-May-99                 219.99
                        14-May-99                 215.96
                        17-May-99                 214.25
                        18-May-99                 214.51
                        19-May-99                 215.39
                        20-May-99                 215.19
                        21-May-99                  214.3
                        24-May-99                 212.28
                        25-May-99                 209.26
                        26-May-99                 210.25
                        27-May-99                    208
                        28-May-99                 209.45
                        31-May-99                 209.74
                         1-Jun-99                 209.67
                         2-Jun-99                 209.77
                         3-Jun-99                 210.38
                         4-Jun-99                 213.25
                         7-Jun-99                  214.9
                         8-Jun-99                 214.69
                         9-Jun-99                 215.03
                        10-Jun-99                 213.69
                        11-Jun-99                 214.21
                        14-Jun-99                 212.64
                        15-Jun-99                 213.41
                        16-Jun-99                 216.16
                        17-Jun-99                 218.01
                        18-Jun-99                 218.55
                        21-Jun-99                 219.86
                        22-Jun-99                 218.64
                        23-Jun-99                 217.39
                        24-Jun-99                 215.51
                        25-Jun-99                 215.23
                        28-Jun-99                 216.47
                        29-Jun-99                 218.27
                        30-Jun-99                 220.02
                         1-Jul-99                 222.04
                         2-Jul-99                  223.8
                         5-Jul-99                 225.16
                         6-Jul-99                 224.53
                         7-Jul-99                 224.54
                         8-Jul-99                 224.05
                         9-Jul-99                 224.62
                        12-Jul-99                 224.43
                        13-Jul-99                 223.22
                        14-Jul-99                 224.31
                        15-Jul-99                  226.2
                        16-Jul-99                 226.59
                        19-Jul-99                 226.81
                        20-Jul-99                 223.25
                        21-Jul-99                 223.16
                        22-Jul-99                 220.46
                        23-Jul-99                 218.74
                        26-Jul-99                 217.61
                        27-Jul-99                 219.42
                        28-Jul-99                 220.65
                        29-Jul-99                 218.05
                        30-Jul-99                 218.34
                         2-Aug-99                 217.98
                         3-Aug-99                 217.33
                         4-Aug-99                 215.95
                         5-Aug-99                 214.43
                         6-Aug-99                 213.09
                         9-Aug-99                 212.92
                        10-Aug-99                 210.51
                        11-Aug-99                 212.16
                        12-Aug-99                 213.73
                        13-Aug-99                 216.67
                        16-Aug-99                 218.07
                        17-Aug-99                 219.05
                        18-Aug-99                 218.82
                        19-Aug-99                 217.97
                        20-Aug-99                 220.48
                        23-Aug-99                 223.06
                        24-Aug-99                 223.47
                        25-Aug-99                 224.89
                        26-Aug-99                 222.93
                        27-Aug-99                 221.77
                        30-Aug-99                 220.21
                        31-Aug-99                 218.52
                         1-Sep-99                 220.95
                         2-Sep-99                 219.31
                         3-Sep-99                 223.41
                         6-Sep-99                 224.26
                         7-Sep-99                 222.93
                         8-Sep-99                 222.14
                         9-Sep-99                 223.94
                        10-Sep-99                 223.47
                        13-Sep-99                 223.32
                        14-Sep-99                 221.97
                        15-Sep-99                 220.43
                        16-Sep-99                 219.11
                        17-Sep-99                 220.58
                        20-Sep-99                 220.61
                        21-Sep-99                 218.76
                        22-Sep-99                 217.38
                        23-Sep-99                 215.76
                        24-Sep-99                 213.49
                        27-Sep-99                 214.36
                        28-Sep-99                 214.45
                        29-Sep-99                 213.12
                        30-Sep-99                 215.46
                         1-Oct-99                 215.79
                         4-Oct-99                 218.45
                         5-Oct-99                 218.55
                         6-Oct-99                 220.53
                         7-Oct-99                 221.01
                         8-Oct-99                 222.16
                        11-Oct-99                 222.52
                        12-Oct-99                    221
                        13-Oct-99                 217.47
                        14-Oct-99                 216.73
                        15-Oct-99                 212.92
                        18-Oct-99                 211.29
                        19-Oct-99                 213.57
                        20-Oct-99                 216.06
                        21-Oct-99                 215.66
                        22-Oct-99                 217.98
                        25-Oct-99                 217.55
                        26-Oct-99                 216.97
                        27-Oct-99                 217.09
                        28-Oct-99                 221.82
                        29-Oct-99                 226.02
                         1-Nov-99                 225.32
                         2-Nov-99                 225.09
                         3-Nov-99                 225.72
                         4-Nov-99                 226.87
                         5-Nov-99                  227.8
                         8-Nov-99                 228.17
                         9-Nov-99                 227.74
                        10-Nov-99                 229.58
                        11-Nov-99                 230.64
                        12-Nov-99                 231.51


Inflation

          The bond market is concerned about high growth because it opens the door to inflation. So far, as was sighted by the Federal Reserve in the press release accompanying its rate increase, productivity has held off price increases. The price competitive environment facing most companies has required them to hold down costs. Technology investment and cost cutting mergers have been at the heart of the company response. Manufacturers' Productivity is at a record level having increased for most of the 1990's.


           U.S. MFG. PRODUCTIVITY 4 YEAR % A.R. 99: 3RD QUARTER 4.5%

                             (GRAPHIC APPEARS HERE)

                                          U.S. MFG PRODUCTIVITY
                                               4 Yr.% A.R.
                    Mar-55                         3.2
                    Jun-55                         3.5
                    Sep-55                         3.8
                    Dec-55                         3.4
                    Mar-56                         2.7
                    Jun-56                         2.7
                    Sep-56                         2.2
                    Dec-56                         1.8
                    Mar-57                         2.1
                    Jun-57                         2.0
                    Sep-57                         2.1
                    Dec-57                         1.9
                    Mar-58                         1.6
                    Jun-58                         1.6
                    Sep-58                         2.0
                    Dec-58                         2.0
                    Mar-59                         2.1
                    Jun-59                         2.2
                    Sep-59                         1.3
                    Dec-59                         1.5
                    Mar-60                         2.8
                    Jun-60                         2.5
                    Sep-60                         2.5
                    Dec-60                         2.3
                    Mar-61                         1.9
                    Jun-61                         2.5
                    Sep-61                         2.6
                    Dec-61                         3.4
                    Mar-62                         3.9
                    Jun-62                         3.2
                    Sep-62                         2.7
                    Dec-62                         2.6
                    Mar-63                         2.3
                    Jun-63                         2.4
                    Sep-63                         3.2
                    Dec-63                         3.4
                    Mar-64                         2.7
                    Jun-64                         3.2
                    Sep-64                         3.3
                    Dec-64                         3.4
                    Mar-65                         3.8
                    Jun-65                         3.4
                    Sep-65                         3.0
                    Dec-65                         2.5
                    Mar-66                         2.4
                    Jun-66                         2.7
                    Sep-66                         2.6
                    Dec-66                         2.7
                    Mar-67                         2.6
                    Jun-67                         2.5
                    Sep-67                         2.7
                    Dec-67                         2.9
                    Mar-68                         2.7
                    Jun-68                         2.6
                    Sep-68                         2.5
                    Dec-68                         2.6
                    Mar-69                         2.7
                    Jun-69                         2.3
                    Sep-69                         2.4
                    Dec-69                         2.5
                    Mar-70                         2.1
                    Jun-70                         2.4
                    Sep-70                         2.7
                    Dec-70                         2.8
                    Mar-71                         3.2
                    Jun-71                         3.3
                    Sep-71                         3.4
                    Dec-71                         3.2
                    Mar-72                         3.4
                    Jun-72                         3.3
                    Sep-72                         3.6
                    Dec-72                         3.7
                    Mar-73                         3.5
                    Jun-73                         3.6
                    Sep-73                         3.7
                    Dec-73                         3.4
                    Mar-74                         3.3
                    Jun-74                         3.3
                    Sep-74                         3.1
                    Dec-74                         3.0
                    Mar-75                         2.4
                    Jun-75                         2.6
                    Sep-75                         3.0
                    Dec-75                         2.7
                    Mar-76                         2.5
                    Jun-76                         2.6
                    Sep-76                         2.8
                    Dec-76                         2.7
                    Mar-77                         3.0
                    Jun-77                         3.2
                    Sep-77                         3.1
                    Dec-77                         3.3
                    Mar-78                         3.7
                    Jun-78                         3.5
                    Sep-78                         3.4
                    Dec-78                         3.2
                    Mar-79                         2.9
                    Jun-79                         2.4
                    Sep-79                         1.5
                    Dec-79                         1.4
                    Mar-80                         1.4
                    Jun-80                         1.1
                    Sep-80                         0.9
                    Dec-80                         0.9
                    Mar-81                         0.4
                    Jun-81                         0.3
                    Sep-81                         0.3
                    Dec-81                         0.3
                    Mar-82                         1.0
                    Jun-82                         1.4
                    Sep-82                         1.6
                    Dec-82                         1.5
                    Mar-83                         2.0
                    Jun-83                         2.1
                    Sep-83                         2.7
                    Dec-83                         2.6
                    Mar-84                         2.9
                    Jun-84                         3.2
                    Sep-84                         3.5
                    Dec-84                         3.2
                    Mar-85                         3.5
                    Jun-85                         3.9
                    Sep-85                         4.0
                    Dec-85                         4.2
                    Mar-86                         4.1
                    Jun-86                         3.6
                    Sep-86                         3.4
                    Dec-86                         3.8
                    Mar-87                         3.6
                    Jun-87                         3.7
                    Sep-87                         3.5
                    Dec-87                         3.6
                    Mar-88                         3.3
                    Jun-88                         3.3
                    Sep-88                         3.1
                    Dec-88                         3.2
                    Mar-89                         2.9
                    Jun-89                         2.4
                    Sep-89                         2.0
                    Dec-89                         2.0
                    Mar-90                         1.9
                    Jun-90                         1.7
                    Sep-90                         2.0
                    Dec-90                         1.7
                    Mar-91                         1.6
                    Jun-91                         1.5
                    Sep-91                         1.9
                    Dec-91                         2.0
                    Mar-92                         2.3
                    Jun-92                         2.5
                    Sep-92                         2.6
                    Dec-92                         2.7
                    Mar-93                         2.9
                    Jun-93                         2.9
                    Sep-93                         3.1
                    Dec-93                         3.2
                    Mar-94                         3.1
                    Jun-94                         3.3
                    Sep-94                         3.0
                    Dec-94                         3.2
                    Mar-95                         3.7
                    Jun-95                         3.7
                    Sep-95                         3.4
                    Dec-95                         3.4
                    Mar-96                         3.3
                    Jun-96                         3.3
                    Sep-96                         3.3
                    Dec-96                         3.3
                    Mar-97                         3.4
                    Jun-97                         3.7
                    Sep-97                         4.3
                    Dec-97                         4.3
                    Mar-98                         4.1
                    Jun-98                         4.0
                    Sep-98                         4.2
                    Dec-98                         4.3
                    Mar-99                         4.4
                    Jun-99                         4.4
                    Sep-99                         4.5


          The recent increase in oil prices will test the pricing restraint of companies. The weekly ISI pricing power surveys for retail and manufacturing companies should help detect any change in this market sensitive indicator.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES


Additional Performance Information

         The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the performance of the Fund to that of an appropriate market index. This graph measures the growth of a $10,000 hypothetical investment from the inception date of the Fund through the end of the most recent fiscal year-end. The SEC also requires that we report the Fund's total return according to a standardized formula, for various time periods through the end of the most recent calendar quarter.

         Both the line graph and the SEC standardized total return figures include the impact of the Fund's maximum initial sales charge. Returns would be higher for investors who qualified for a lower initial sales charge.

         While the graphs and the total return figures are required by SEC rules, such comparisons are of limited utility since the total return of the Fund's classes are adjusted for sales charges and expenses while the total return of the indices are not. In fact, if you wished to replicate the total return of these indices, you would have to purchase the securities they represent, an effort that would require a considerable amount of money and would incur expenses that are not reflected in the index results.

         The SEC total return figures may differ from total return figures in the shareholder letter because the time periods may be different and because the SEC figures include the impact of sales charges while the total return figures in the shareholder letter do not. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES


Additional Performance Information (concluded)

Change in Value of a $10,000 Investment in Class A Shares(1)
August 10, 1988 - October 31, 1999

                             (GRAPHIC APPEARS HERE)

          Treasury Fund Class A   Lehman Intermediate   Lehman Treasury Index   Lehman Long-Term Index
 8/88      9,550                   10,000                 10,000                   10,000
10/88      9,846                   10,313                 10,407                   10,685
10/89     11,015                   11,388                 11,676                   12,493
10/90     11,173                   12,266                 12,345                   12,592
10/91     12,948                   13,889                 14,140                   14,876
10/92     14,109                   15,268                 15,608                   16,593
10/93     16,555                   16,685                 17,659                   20,526
10/94     15,526                   16,400                 16,871                   18,143
10/95     18,334                   18,329                 19,464                   23,016
10/96     18,965                   19,359                 20,449                   23,810
10/97     20,671                   20,766                 22,210                   26,815
10/98     22,208                   22,793                 24,780                   31,189
10/99     22,365                   21,379                 24,403                   31,392


Average Annual Total Return (1)

Periods Ended 10/31/99   1 Year     5 Years      10 Years   Since Inception(2)
Class A Shares           (8.15)%     6.59 %        6.85%          7.44 %


(1) Past performance is not an indicator of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividends and capital gain distributions and include the Fund's 4.50% maximum sales charge. The Lehman Brothers indices listed above are unmanaged. The Intermediate Index and the Long-Term Index reflect the performance of U.S. Treasury securities in their respective sectors. The Treasury Index is more of a general index in that it reflects the performance of all public obligations and does not focus on any one particular segment. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each U.S. Treasury sector. Currently, the Fund's weighted average maturity is approximately 11.6 years.
(2) 8/10/88.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES


Statement of Net Assets                                       October 31, 1999

                                                                                           Par
Interest Rate                                                      Maturity Date          (000)             Value
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds - 66.8%
                  10.375%                                            11/15/12             $24,250      $  30,206,406
                   8.875                                              2/15/19              29,500         37,040,938
                   8.125                                              8/15/19              40,000         47,081,240
                   8.500                                              2/15/20              41,000         50,026,396
                   8.125                                              8/15/21              11,400         13,525,028
                                                                                                       -------------
      Total U.S. Treasury Bonds
                  (Cost $196,550,228)                                                                    177,880,008
                                                                                                       -------------
Zero Coupon U.S. Treasury Bonds (STRIPS)(1) - 8.3%
                   6.63%*                                             5/15/17              69,500         22,159,450
                                                                                                       -------------
      Total Zero Coupon U.S. Treasury Bonds (STRIPS)(1)
                  (Cost $26,245,937)                                                                      22,159,450
                                                                                                       -------------
Repurchase Agreements - 24.1%
      Goldman Sachs & Co., 5.10% Dated 10/29/99, to be repurchased on 11/1/99, collateralized by U.S. Treasury Bonds with a market value of
            $21,808,185.
            (Cost $21,380,000)                                                             21,380         21,380,000
      J.P. Morgan Securities Inc., 5.10%
            Dated 10/29/99, to be repurchased on 11/1/99, collateralized by U.S.
            Treasury Bonds with a market value of $21,808,185.
            (Cost $21,380,000)                                                             21,380         21,380,000
      Morgan Stanley & Co., 5.16%
            Dated 10/29/99, to be repurchased on 11/1/99, collateralized by U.S.
            Treasury Bonds with a market value of $21,893,911.
            (Cost$21,380,000)                                                              21,380         21,380,000
                                                                                                       -------------
      Total Repurchase Agreements
                  (Cost $64,140,000)                                                                      64,140,000
                                                                                                       -------------

Total Investments - 99.2%                                                                                264,179,458
          (Cost $286,936,165)**

Other Assets in Excess of Liabilities - 0.8                                                                2,237,847
                                                                                                       -------------
Net Assets - 100.0%                                                                                    $ 266,417,305
                                                                                                       =============

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES


Statement of Net Assets (concluded)                           October 31, 1999


Net Asset Value and Redemption Price Per:
      Flag Investors Class A Share
            ($114,885,728 / 12,281,815 shares outstanding)       $ 9.35
                                                                 ======
      ISI Class Share
            ($151,531,577 / 16,199,531 shares outstanding)       $ 9.35
                                                                 ======
Maximum Offering Price Per:
      Flag Investors Class A Share
            ($9.35 / 0.955)                                      $ 9.79
                                                                 ======
      ISI Class Share
            ($9.35 / 0.9555)                                     $ 9.79
                                                                 ======

--------------------
* Yield as of October 31,1999.
** Aggregate cost for federal tax purposes is $287,138,994.
(1) Separate Trading of Registered Interest and Principal of Securities.


                       See Notes to Financial Statements.

                      This page intentionally left blank.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES



Statement of Operations

                                                                  For the
                                                                 Year Ended
                                                                 October 31,
-----------------------------------------------------------------------------
                                                                    1999
Investment Income:
      Interest                                                  $ 15,704,266
                                                                ------------
Expenses:
      Investment advisory fee                                        753,740
      Distribution fee                                               725,346
      Administration fee                                             311,100
      Transfer agent fee                                             159,452
      Professional fees                                              101,403
      Accounting fee                                                  82,957
      Custodian fee                                                   56,382
      Registration fees                                               46,985
      Printing and postage                                            35,523
      Miscellaneous                                                   40,582
                                                                ------------
                        Total expenses                             2,313,470
                                                                ------------
Net investment income                                             13,390,796
                                                                ------------
Realized and unrealized gain/(loss) on investments:
      Net realized gain from security transactions                 4,648,128
      Change in unrealized appreciation/depreciation
            on investments                                       (29,808,640)
                                                                ------------
      Net loss on investments                                    (25,160,512)
                                                                ------------
Net decrease in net assets resulting from operations            $(11,769,716)
                                                                ============


                       See Notes to Financial Statements.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES


Statements of Changes in Net Assets

                                                                For the Years Ended October 31,
                                                                  1999                   1998
Increase (Decrease) in Net Assets:
Operations:
      Net investment income                                   $ 13,390,796           $ 14,588,210
      Net realized gain from security transactions               4,648,128             13,531,220
      Change in unrealized appreciation/
            depreciation on investments                        (29,808,640)             6,533,717
                                                              ------------           ------------
      Net increase/(decrease) in net assets
            resulting from operations                          (11,769,716)            34,653,147
                                                              ------------           ------------
Dividends to Shareholders from:
      Net investment income and short-term gains:
            Flag Investors Class A Shares                       (8,710,017)            (7,541,487)
            Flag Investors Class B Shares                         (186,679)              (119,476)
            ISI Class Shares                                   (11,554,616)           (10,498,284)
                                                              ------------           ------------
      Net realized long-term gains
            Flag Investors Class A Shares                       (2,005,712)                    --
            Flag Investors Class B Shares                          (68,070)                    --
            ISI Class Shares                                    (2,770,396)                    --
                                                              ------------           ------------
                  Total distributions                          (25,295,490)           (18,159,247)
                                                              ------------           ------------
Capital Share Transactions (Note 3):
      Proceeds from sale of shares                              42,387,220             34,205,451
      Value of shares issued in
            reinvestment of dividends                           17,749,854             11,075,840
      Cost of shares repurchased                               (54,663,606)           (57,907,621)
                                                              ------------           ------------
      Increase/(decrease) in net assets derived
            from capital share transactions                      5,473,468            (12,626,330)
                                                              ------------           ------------
                  Total increase/(decrease) in net assets      (31,591,738)             3,867,570
Net Assets:
      Beginning of year                                        298,009,043            294,141,473
                                                              ------------           ------------
      End of year including distributions in excess
            of net investment income of $(556,835)
            and $(1,490,713), respectively                    $266,417,305           $298,009,043
                                                              ============           ============


                       See Notes to Financial Statements.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES


Financial Highlights -- Flag Investors Class A and ISI Class Shares (For a share outstanding throughout each year)

                                                             For the Year Ended
                                                                 October 31,
-------------------------------------------------------------------------------
                                                                    1999
Per Share Operating Performance:
      Net asset value at beginning of year                       $  10.62
                                                                 --------
Income from Investment Operations:
      Net investment income                                          0.64
      Net realized and unrealized gain/(loss) on investments        (1.03)
                                                                 --------
      Total from Investment Operations                              (0.39)
Less Distributions:
      Distributions from net investment income
            and short-term gains                                    (0.71)
      Tax return of capital distribution                               --
      Distributions in excess of net investment income                 --
      Net realized long-term gains                                  (0.17)
                                                                 --------
      Total distributions                                           (0.88)
                                                                 --------
      Net asset value at end of year                             $   9.35
                                                                 ========
Total Return(1)                                                     (3.82)%
Ratios to Average Daily Net Assets:
      Expenses                                                       0.81%
      Net investment income                                          4.68%
Supplemental Data:
      Net assets at end of year (000):
            Flag Investors Class A Shares                        $114,886
            ISI Class Shares                                     $151,532
      Portfolio turnover rate                                          77%

----------
(1) Total return excludes the effect of sales charge.


                       See Notes to Financial Statements.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES


                          For the Years Ended October 31,
     1998                    1997                  1996                1995

  $  10.04                 $   9.83              $  10.19            $   9.22
  --------                 --------              --------            --------

      0.51                     0.55                  0.56                0.57
      0.71                     0.30                 (0.23)               1.04
  --------                 --------              --------            --------
      1.22                     0.85                  0.33                1.61


     (0.64)                   (0.55)                (0.65)              (0.64)
        --                    (0.08)                --                  --
        --                    (0.01)                (0.04)              --
        --                       --                    --                  --
  --------                 --------              --------            --------
     (0.64)                   (0.64)                (0.69)              (0.64)
  --------                 --------              --------            --------
  $  10.62                 $  10.04              $   9.83            $  10.19
  ========                 ========              ========            ========
     12.50%                    9.00%                 3.44%              18.09%

      0.85%                    0.83%                 0.81%               0.80%
      4.98%                    5.62%                 5.69%               5.94%


  $122,785                 $122,229              $143,791            $164,206
  $171,336                 $171,074              $193,486            $206,615
       179%                      92%                  199%                194%




                       See Notes to Financial Statements.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES


Financial Highlights -- Flag Investors Class B Shares
(For a share outstanding throughout each period)

                                                       For the Period                                 For the Period
                                                      November 1, 1998                               June 20, 1996(2)
                                                          through             For the Years               through
                                                          May 14,            Ended October 31,          October 31,
---------------------------------------------------------------------------------------------------------------------
                                                          1999(1)         1998            1997             1996
Per Share Operating Performance:
      Net asset value at beginning
            of period                                     $ 10.62       $ 10.03          $ 9.85          $ 10.00
                                                          -------       -------          ------          -------
Income from Investment
      Operations:
      Net investment income                                  0.31          0.55            0.56             0.22
      Net realized and unrealized
            gain/(loss) on investments                      (0.70)         0.65            0.23            (0.15)
                                                          -------       -------          ------          -------
      Total from Investment
            Operations                                      (0.39)         1.20            0.79             0.07
Less Distributions:
      Distributions from net
            investment income and
            short-term gains                                (0.37)        (0.61)          (0.56)           (0.22)
      Tax return of capital
            distribution                                       --            --           (0.04)              --
      Distributions in excess of net
            investment income                                  --            --           (0.01)              --
      Net realized long-term gains                          (0.17)           --              --               --
                                                          -------       -------          ------          -------
      Total distributions                                   (0.54)        (0.61)          (0.61)           (0.22)
                                                          -------       -------          ------          -------
      Net asset value at end
            of period                                     $  9.69       $ 10.62          $10.03          $  9.85
                                                          =======       =======          ======          =======
Total Return(3)                                             (3.62)%       12.29%           8.49%            6.37%
Ratios to Average Daily Net Assets:
      Expenses                                               1.24%(4)      1.20%           1.18%            1.40%(4)
      Net investment income                                  4.37%(4)      4.59%           5.24%            5.45%(4)
Supplemental Data:
      Net assets at end
            of period (000)                               $   129       $ 3,888          $  838          $   123
      Portfolio turnover rate                                  77%(4)       179%             92%             199%(4)

------------
(1) Class B Shares were converted to Class A Shares on May 14, 1999.
(2) Commencement of operations.
(3) Total return excludes the effect of sales charge.
(4) Annualized.


                       See Notes to Financial Statements.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES


Notes to Financial Statements

NOTE 1--Significant Accounting Policies

         Total Return U.S. Treasury Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on June 3, 1988 and began operations August 10, 1988, is registered under the Investment Company Act of 1940 as a diversified, open-end investment management company. It is designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income consistent with an investment in securities issued by the United States Treasury.

         The Fund consists of two share classes: ISI Total Return U.S. Treasury Fund Shares ("ISI Class Shares") and Flag Investors Total Return U.S. Treasury Fund Class A Shares ("Flag Investors Class A Shares"), both of which began operations August 10, 1988. Another class of shares, Flag Investors Total Return U.S. Treasury Fund Class B Shares began operations June 20, 1996. The sale of the Flag Investors Class B Shares was terminated and existing Flag Investors Class B Shares were converted to Flag Investors Class A shares on May 14, 1999.

         The ISI Class Shares have a 4.45% maximum front-end sales charge and the Flag Investors Class A Shares have a 4.50% maximum front-end sales charge. The classes have different distribution fees.

         When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. These estimates could be different from the actual results. Under certain circumstances, it is necessary to reclassify prior year information in order to conform to the current year's presentation. The Fund's significant accounting policies are:

         A. Security Valuation -- The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day by an independent pricing source. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost which approximates fair market value.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES

NOTE 1--concluded

         B. Repurchase Agreements -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

         C. Federal Income Taxes -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

                           The Fund is organized as a regulated investment
            company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

         D. Security Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification cost method for financial reporting and income tax purposes to determine the gain or loss on investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of net investment income are due to differing tax treatments of dividends declared.

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

         International Strategy & Investment Inc. ("ISI") is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ISI an annual

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES


NOTE 2--continued

fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, the Fund pays ISI 1.5% of the Fund's gross income. For the year ended October 31, 1999, ISI's advisory fee was $753,740 of which $60,952 was payable at the end of the year.

         Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Deutsche Bank, AG, is the Fund's administrator. As compensation for its administrative services, the Fund paid ICC an annual fee based on the Fund's average daily net assets. This fee was calculated daily and paid monthly at the following annual rates: 0.10% of the first $100 million, 0.09% of the next $100 million, 0.08% of the next $100 million, 0.07% of the next $200 million and 0.06% of the amount over $500 million. In addition, the Fund paid ICC 0.50% of the Fund's gross income. Effective June 1, 1999 the fee is calculated daily based on the combined assets under management for the four mutual funds for which ISI is the investment advisor. This fee is calculated and paid monthly at the following annual rates: 0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next 275 million, and 0.03% of the amount over $500 million. For the year ended October 31, 1999, ICC's administration fee was $311,100 of which $22,160 was payable at the end of the year.

         Certain officers and directors of the Fund are also officers or directors of ISI or ICC.

         ICC also provides accounting services to the fund for which the Fund pays ICC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. For the year ended October 31, 1999, ICC's fee was $82,957 of which $6,780 was payable at the end of the year.

         ICC also provides transfer agency services to the Fund for which the Fund pays ICC a per account fee that is calculated and paid monthly. For the year ended October 31, 1999, ICC's fee was $159,452 of which $9,455 was payable at the end of the year.

         ISI Group Inc. ("ISI Group"), which is affiliated with ISI provides distribution services for the ISI Class of the Fund for which ISI Group is paid an annual fee that is calculated daily and paid monthly at an annual rate equal to 0.25% of the ISI Class' average daily net assets.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES


Notes to Financial Statements (continued)

NOTE 2--concluded

         ICC Distributors, Inc. ("ICC Distributors") a member of the Forum Financial Group of Companies, provides distribution services for the Flag Investors Classes of the Fund for which ICC Distributors is paid an annual fee that is calculated daily and paid monthly at an annual rate equal to 0.25% of the Flag Investors Class A Shares' average daily net assets. For the year ended October 31, 1999, distribution fees aggregated $725,346. ISI Group's fee was $403,641 of which $32,019 was payable at the end of the year. ICC Distributor's fee was $321,705 of which $24,359 was payable at the end of the year.

         The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the year ended October 31, 1999 was $35,727, and the accrued liability was $42,887.

NOTE 3--Capital Share Transactions

         The Fund is authorized to issue up to 115 million shares of $.001 par value capital stock (44 million Flag Investors Class A, 44 million ISI Class, 5 million Flag Investors Class B, 15 million Flag Investors Class C, 500 thousand Flag Investors Class D and 6.5 million undesignated). Transactions shares of the Fund were as follows:

                                                         Flag Investors Class A Shares
                                                  ----------------------------------------------
                                                     For the                        For the
                                                   Year Ended                     Year Ended
                                                October 31, 1999               October 31, 1998
                                               -------------------            -------------------
      Shares sold                                    2,468,335                      1,422,232
      Shares issued to shareholders on
         reinvestment of dividends                     718,480                        418,958
      Shares repurchased                            (3,016,885)                    (2,454,224)
      Conversion of shares from Class B                545,490                             --
                                                   -----------                    -----------
      Net increase/(decrease) in shares
        outstanding                                    715,420                       (613,034)
                                                   ===========                    ===========
      Proceeds from sale of shares                 $24,540,826                    $14,837,317
      Value of reinvested dividends                  7,196,033                      4,289,957
      Cost of shares repurchased                   (29,260,245)                   (25,308,085)
      Conversion of shares from Class B              5,578,323                             --
                                                   -----------                    -----------
      Net increase/(decrease) from capital
         share transactions                        $ 8,054,937                    $(6,180,811)
                                                   ===========                    ===========

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES


NOTE 3--concluded

                                                      Flag Investors Class B Shares(1)
                                                 -----------------------------------------
                                                     For the                    For the
                                                   Year Ended                 Year Ended
                                                October 31, 1999           October 31, 1998
                                                ----------------           ----------------
      Shares sold                                      394,876                  313,798
      Shares issued to shareholders on
         reinvestment of dividends                      17,702                    5,893
      Shares repurchased                              (232,994)                 (37,386)
      Conversion of shares to Class A                 (545,490)                      --
                                                   -----------               ----------
      Net increase/decrease in shares
         outstanding                                  (365,906)                 282,305
                                                   ===========               ==========
      Proceeds from sale of shares                 $ 4,030,932               $3,234,727
      Value of reinvested dividends                    181,819                   60,838
      Cost of shares repurchased                    (2,355,421)                (385,163)
      Conversion of shares to Class A               (5,578,323)                      --
                                                   -----------               ----------
      Net increase/decrease from capital
         share transactions                        $(3,720,993)              $2,910,402
                                                   ===========               ==========

-----------
(1) Converted to Class A Shares May 14, 1999.

                                                                ISI Class Shares
                                                   -----------------------------------------
                                                        For the                   For the
                                                      Year Ended                Year Ended
                                                   October 31, 1999          October 31, 1998
                                                  -----------------         -----------------
      Shares sold                                    1,446,867                  1,567,913
      Shares issued to shareholders on
         reinvestment of dividends                     983,017                    656,907
      Shares repurchased                            (2,351,273)                (3,140,348)
                                                   -----------               ------------
      Net increase/(decrease) in shares
        outstanding                                     78,611                   (915,528)
                                                   ===========               ============
      Proceeds from sale of shares                 $13,815,462               $ 16,133,407
      Value of reinvested dividends                 10,372,002                  6,725,045
      Cost of shares repurchased                   (23,047,940)               (32,214,373)
                                                   -----------               ------------
      Net increase/(decrease) from capital
         share transactions                        $ 1,139,524               $ (9,355,921)
                                                   ===========               ============

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES


Notes to Financial Statements (concluded)

NOTE 4--Investment Transactions

         Excluding short-term obligations, purchases of investment securities aggre gated $172,326,323 and sales of investment securities aggregated $217,783,338 for the year ended October 31, 1999.

         On October 31, 1999, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $0 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $22,756,707.

NOTE 5--Net Assets

         On October 31, 1999, net assets consisted of:

Paid-in capital
      Flag Investors Class A Shares                                     $123,541,290
      ISI Class Shares                                                   166,392,385
Distributions in excess of net investment income                            (556,835)
Accumulated distributions in excess of capital gain on investments          (202,828)
Unrealized depreciation of investments                                   (22,756,707)
                                                                        ------------
                                                                        $266,417,305
                                                                        ============


NOTE 6--Federal Income Tax Information

         Generally accepted accounting principles require that certain components of net assets be reclassified to reflect permanent differences between financial reporting and tax purposes. Accordingly, permanent book/tax differences related to the tax treatment of short-term capital gains of $5,756,920 have been reclassified from net investment income to the accumulated net realized gain from security transactions. These reclassifications have no effect on net assets or net asset values per share.

NOTE 7--Personal Income Tax Information (unaudited)

         The amount of long-term capital gain paid for the fiscal year ended October 31, 1999 was $8,217,006.

         Of the ordinary distributions made during the fiscal year ended October 31, 1999, 67.8% has been derived from investments in U.S. Government and Agency Obligations. All or a portion of the distributions from the income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES


Independent Auditors' Report

The Board of Directors and Shareholders
Total Return U.S. Treasury Fund, Inc.:

         We have audited the statement of net assets of the Total Return U.S. Treasury Fund, Inc. as of October 31, 1999, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Total Return U.S. Treasury Fund, Inc. as of October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP
Princeton, New Jersey
December 3, 1999

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES


Directors and Officers

                                EDWARD S. HYMAN
                                    Chairman

          JOSEPH R. HARDIMAN                       MARGARET M. BEELER
               Director                         Assistant Vice President

            LOUIS E. LEVY                           KEITH C. REILLY
               Director                         Assistant Vice President

          CARL W. VOGT, ESQ.                         AMY M. OLMERT
               Director                                Secretary

           R. ALAN MEDAUGH                          CHARLES A. RIZZO
              President                                Treasurer

             NANCY LAZAR                            DANIEL O. HIRSCH
            Vice President                        Assistant Secretary

           CARRIE L. BUTLER
            Vice President




Investment Objective

A mutual fund designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income consistent with an investment in securities issued by the United States Treasury.

                 This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

                 For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

                             (GRAPHIC APPEARS HERE)


                               (FLAG INVESTORS LOGO)

                                     Growth
                      Flag Investors Emerging Growth Fund
                      Flag Investors Equity Partners Fund
                       Flag Investors International Fund

                                   Specialty
                       Flag Investors Communications Fund
                   Flag Investors Real Estate Securities Fund

                                    Balanced
                       Flag Investors Value Builder Fund

                                  Fixed Income
                 Flag Investors Short-Intermediate Income Fund
             Flag Investors Total Return U.S. Treasury Fund Shares

                                Tax-Free Income
               Flag Investors Brown Managed Municipal Fund Shares

                                  Money Market
                    Flag Investors Cash Reserve Prime Shares

                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG
                             www.flaginvestors.com

                                 Distributed by:
                              ICC Distributors, Inc.

                                                       TRANN (12/99)